Allowance for Credit Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance Activity:
Balance, beginning of period	$ 252,590	$ 221,533	$ 221,533	$ 208,000
Provision for credit losses	77,842	60,342	253,603	207,198
Net charge-offs	(60,810)	(44,848)	(222,546)	(193,665)
Balance, end of period	269,622	237,027	252,590	221,533
Allowance as a percent of ending principal	15.70%	15.10%	15.70%	15.10%
Charge-off Activity:
Principal balances	(97,917)	(82,851)	(372,493)	(338,357)
Recoveries, net	37,107	38,003	149,947	144,692
Net charge-offs	$ (60,810)	$ (44,848)	$ (222,546)	$ (193,665)